PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from disposal of property, plant and equipment	$ 554,456	$ 3,714,161
Deposits	11,521,660	8,048,529
EPC Warranty reimbursement receivables		201,067
Others	4,084,797	3,989,377
Total prepaid expenses and other current assets	16,160,913	15,953,134
Allowance for credit losses	(1,186,995)	(1,434,483)
Total prepaid expenses and other current assets	$ 14,973,918	$ 14,518,651